Balance sheet - DKK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019
Assets
Intangible assets	kr 20,657	kr 5,835
Property, plant and equipment	50,269	50,551
Investments in associated companies	582	474
Deferred income tax assets	5,865	4,121
Other receivables and prepayments	674	841
Other financial assets	1,066	1,334
Total non-current assets	79,113	63,156
Inventories	18,536	17,641
Trade receivables	27,734	24,912
Tax receivables	289	806
Other receivables and prepayments	4,161	3,434
Derivative financial instruments	2,332	188
Cash at bank	12,757	15,475
Total current assets	65,809	62,456
Total assets	144,922	125,612
Equity and liabilities
Share capital	470	480
Treasury shares	(8)	(10)
Retained earnings	63,774	57,817
Other reserves	(911)	(694)
Total equity	63,325	57,593
Borrowings	2,897	3,009
Deferred income tax liabilities	2,502	80
Retirement benefit obligations	1,399	1,334
Provisions	4,526	4,613
Total non-current liabilities	11,324	9,036
Borrowings	7,459	1,474
Trade payables	5,717	6,358
Tax payables	3,913	4,212
Other liabilities	17,005	15,085
Derivative financial instruments	1,365	734
Provisions	34,814	31,120
Total current liabilities	70,273	58,983
Total liabilities	81,597	68,019
Total equity and liabilities	kr 144,922	kr 125,612